INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss before income taxes:
PRC	¥ 144,158	¥ 94,190	¥ 112,572
Other jurisdictions	140,569	16,377	22,010
Total loss before income taxes	284,727	110,567	134,582
Current tax expenses:
PRC	311	(1,650)	436
Other jurisdictions	1,998	256	5
Total current tax expenses(benefits)	2,309	(1,394)	441
Deferred tax benefits:
PRC	(10,935)	(10,589)	(4,877)
Other jurisdictions	311		(147)
Total deferred tax benefits	(10,624)	(10,589)	(5,024)
Total income taxes benefits	¥ (8,315)	¥ (11,983)	¥ (4,583)